APPENDIX H

PRIORITY INCOME FUND, INC.

ARTICLES SUPPLEMENTARY

TERM PREFERRED SHARES, 6.00% SERIES H TERM PREFERRED STOCK

These Articles Supplementary, or “Articles Supplementary” establish a Series of Term Preferred Shares of Priority Income Fund, Inc. (the “Corporation”). These Articles Supplementary constitute an appendix to the “Articles Supplementary Establishing and Fixing the Rights and Preferences of Term Preferred Shares” dated June 28, 2018 (the “TP Articles Supplementary”), and except as set forth below, these Articles Supplementary incorporate by reference the terms set forth with respect to all Series of such Term Preferred Shares in the TP Articles Supplementary. These Articles Supplementary have been adopted by resolution of the Board of Directors of the Corporation. Capitalized terms used herein but not defined herein have the respective meanings set forth in the TP Articles Supplementary.

Section 1. Designation as to Series.

Term Preferred Shares, 6.00% Series H Term Preferred Stock: A series of 1,196,000 shares of Capital Stock classified as Term Preferred Shares is hereby designated as the “Series H Term Preferred Stock.” Each share of such Series shall have such preferences, voting powers, restrictions, limitations as to dividends and distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Charter and the TP Articles Supplementary (except as the TP Articles Supplementary may be expressly modified by this Appendix), as are set forth in this Appendix H. The Series H Term Preferred Stock shall constitute a separate series of Capital Stock and of the Term Preferred Shares and each Share of Series H Term Preferred Stock shall be identical. The following terms and conditions shall apply solely to the Series H Term Preferred Stock:

Section 2. Number of Authorized Shares of Series.

The number of authorized shares is 1,196,000.

Section 3. Date of Original Issue with respect to Series.

The Date of Original Issue is May 6, 2021.

Section 4. Fixed Dividend Rate Applicable to Series.

The Fixed Dividend Rate is 6.00%.

Section 5. Liquidation Preference Applicable to Series.

The Liquidation Preference is $25.00 per share.

Section 6. Term Redemption Date Applicable to Series.

The Term Redemption Date is December 31, 2026.

Section 7. Dividend Payment Dates Applicable to Series.

The Dividend Payment Dates are the last calendar day of the month of the Dividend Period.

Section 8. Non-Call Period Applicable to Series.

The Non-Call Period is the period beginning on the Date of Original of Issue and ending at the close of business on May 6, 2023.

Section 9. Exceptions to Certain Definitions Applicable to the Series.

The following definitions contained under the heading “Definitions” in the TP Articles Supplementary are hereby amended as follows:

Not applicable.

Section 10. Additional Definitions Applicable to the Series.

A-1

The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“Dividend Period” means, with respect to each Share of Series H Term Preferred Stock, in the case of the first Dividend Period, the period beginning on the Date of Original Issue for such Series and ending on but excluding September 30, 2021 and for each subsequent Dividend Period, the period beginning on and including the first calendar day of the Calendar Quarter following the day on in which the previous Dividend Period ended and ending on and including the last calendar day of such Calendar Quarter.

Section 11. Amendments to Terms of Term Preferred Shares Applicable to the Series.

The following provisions contained under the heading “Terms of the Term Preferred Shares” in the TP Articles Supplementary are hereby amended as follows:

Not applicable.

Section 12. Additional Terms and Provisions Applicable to the Series.

The following provisions shall be incorporated into and be deemed part of the TP Articles Supplementary:

Not applicable.

IN WITNESS WHEREOF, the Corporation has caused these Articles Supplementary to be signed in its name and on its behalf by its President and attested by its Secretary on the 4th day of May, 2021.

Priority Income Fund, Inc.

Name:
Title:

Attest:

Name:
Title:

The undersigned duly authorized officer of the Corporation, who executed on behalf of the Corporation the foregoing Articles Supplementary, hereby acknowledges in the name and on behalf of said Corporation the foregoing Articles Supplementary to be the corporate act of the Corporation, and states under penalties for perjury that to the best of his knowledge, information and belief the matters and facts set forth therein with respect to the authorization and approval thereof are true in all material respects.

Name:
Title:

Signature Page to the Articles Supplementary Establishing and Fixing the Rights and

Preferences of Series H Term Preferred Stock

A-2